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                                                            File Nos. 333- 13319
                                                                      811- 07841

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 28, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/

                           Pre-Effective Amendment No.                       / /

                         Post-Effective Amendment No. 18                     /X/

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                                Amendment No. 20                             /X/

                                   ----------

                       J.P.MORGAN MUTUAL FUND SELECT TRUST
               (Exact Name of Registrant as Specified in Charter)
                   522 Fifth Avenue, New York, New York 10036
                     (Address of Principal Executive Office)
       Registrant's Telephone Number, including Area Code: 1-800-348-4782

                              Avery P. Maher, Esq.
                     J.P. Morgan Investment Management Inc.
                      522 Fifth Avenue, New York, NY 10036
                     (Name and Address of Agent for Service)
                        Copy to: John E. Baumgardner, Jr.
                             Sullivan & Cromwell LLP
                                125 Broad Street
                            New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):

/ /     immediately upon filing pursuant to paragraph (b)
/X/     on January 25, 2005 pursuant to paragraph (b)
/ /     60 days after filing pursuant to paragraph (a)(1)
/ /     on [date] pursuant to paragraph (a)(1)
/ /     75 days after filing pursuant to paragraph (a)(2)
/ /     on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


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This Post-Effective Amendment No. 18 to the Registration Statement of J.P.
Morgan Mutual Fund Select Trust is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 17 filed on October 29, 2004. Since no other changes are intended to be made to that filing by means of this filing, Parts A, B, and C of Post-Effective Amendment No. 17 are herein incorporated by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 28th day of December, 2004.

                                  J.P. MORGAN MUTUAL FUND SELECT TRUST


                                       By  /s/ George C.W. Gatch
                                           -------------------------
                                           George C.W. Gatch
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of December, 2004.

Fergus Reid, III*                      Robert J. Higgins*
------------------                     ----------------------
Fergus Reid, III                       Robert J. Higgins
Trustee and Chairman                   Trustee

William J. Armstrong*                  James J. Schonbachler*
---------------------                  ----------------------
William J. Armstrong                   James J. Schonbachler
Trustee                                Trustee

Roland R. Eppley, Jr.*                 Leonard M. Spalding*
----------------------                 ----------------------
Roland R. Eppley, Jr.                  Leonard M. Spalding
Trustee                                Trustee

William G. Morton, Jr.*                Dr. Matthew Goldstein*
-----------------------                ----------------------
William G. Morton                      Dr. Matthew Goldstein
Trustee                                Trustee


*By /s/ Patricia A. Maleski
    ----------------------------
     Patricia A. Maleski
          Attorney-in-Fact

By  /s/ Stephanie J. Dorsey
    ----------------------------
     Stephanie J. Dorsey
          Treasurer

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By  /s/ George C.W. Gatch
    ----------------------------
       George C.W. Gatch
          President